Acquisition of Fiberblaze (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 10, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Fair value of contingent consideration		$ 4,728	$ 0
Fiberblaze [Member]
Business Acquisition [Line Items]
Additional milestones-based contingent consideration payment in cash (as a percent)	90.00%
Additional milestones-based contingent consideration payment in options to ordinary shares (as a percent)	10.00%
Contingent consideration discount rate (as a percent)	18.00%
Acquisition-related expenses		217
Fiberblaze [Member] | Stock options [Member]
Business Acquisition [Line Items]
Number of equal tranches to vest		3
Vesting period		3 years
Milestone, end of period		Aug. 31, 2015
Fiberblaze [Member] | First tranche [Member] | Stock options [Member]
Business Acquisition [Line Items]
Vesting period		1 year
Fiberblaze [Member] | Share purchase agreement of future performance milestones relating to revenues [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration		3,833
Fiberblaze [Member] | Share purchase agreement of future performance milestones relating to achievement of design wins [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration		$ 895